                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            September, 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $15,997,737.42

PRINCIPAL:
 Principal Collections                                                                                        $55,857,598.95
 Prepayments in Full                                                                                          $24,290,245.68
 Liquidation Proceeds                                                                                          $3,615,875.90
 Recoveries                                                                                                       $44,624.40
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $83,808,344.93
                                                                                                              --------------
COLLECTIONS                                                                                                   $99,806,082.35

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,000,371.74
 Purchase Amounts Related to Interest                                                                              $7,800.76
                                                                                                                   ---------
    SUB TOTAL                                                                                                  $1,008,172.50

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                      $100,814,254.85

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            September, 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          7

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT       AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00             $0.00       $0.00       $0.00    $100,814,254.85
Servicing Fee                                     $2,339,730.68     $2,339,730.68       $0.00       $0.00     $98,474,524.17
Net Hedge Payment - Class A-2b                      $242,290.01       $242,290.01       $0.00       $0.00     $98,232,234.16
Net Hedge Payment - Class A-3b                      $877,103.50       $877,103.50       $0.00       $0.00     $97,355,130.66
Senior Hedge Termination Payments                         $0.00             $0.00       $0.00       $0.00     $97,355,130.66
Class A2-b
Senior Hedge Termination Payments                         $0.00             $0.00       $0.00       $0.00     $97,355,130.66
Class A3-b
Interest - Class A-1 Notes                           $92,453.23        $92,453.23       $0.00       $0.00     $97,262,677.43
Interest - Class A-2a Notes                         $270,000.00       $270,000.00       $0.00       $0.00     $96,992,677.43
Interest - Class A-2b Notes                         $949,697.53       $949,697.53       $0.00       $0.00     $96,042,979.90
Interest - Class A-3a Notes                         $561,000.00       $561,000.00       $0.00       $0.00     $95,481,979.90
Interest - Class A-3b Notes                       $2,080,396.50     $2,080,396.50       $0.00       $0.00     $93,401,583.40
Interest - Class A-4 Notes                        $2,484,147.50     $2,484,147.50       $0.00       $0.00     $90,917,435.90
Priority Principal Payment                                $0.00             $0.00       $0.00       $0.00     $90,917,435.90
Reserve Account Deposit                                   $0.00             $0.00       $0.00       $0.00     $90,917,435.90
Regular Principal Payment                        $59,623,206.21    $59,623,206.21       $0.00       $0.00     $31,294,229.69
Subordinated Hedge Termination Payments-                  $0.00             $0.00       $0.00       $0.00     $31,294,229.69
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00             $0.00       $0.00       $0.00     $31,294,229.69
Class A3-b
Additional Trustee Fees and                               $0.00             $0.00       $0.00       $0.00     $31,294,229.69
Residual Released to Depositor                            $0.00    $31,294,229.69       $0.00       $0.00              $0.00
                                                                   --------------
TOTAL                                                             $100,814,254.85

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $59,623,206.21
                                                                                                              --------------
                                                                      TOTAL                                   $59,623,206.21

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $59,623,206.21          $76.93      $92,453.23            $0.12   $59,715,659.44              $77.05
Class A-2a Notes                 $0.00           $0.00     $270,000.00            $2.70      $270,000.00               $2.70
Class A-2b Notes                 $0.00           $0.00     $949,697.53            $1.87      $949,697.53               $1.87
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00               $3.30
Class A-3b Notes                 $0.00           $0.00   $2,080,396.50            $2.29    $2,080,396.50               $2.29
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50               $5.06
                                 -----                   -------------                     -------------
TOTAL                   $59,623,206.21                   $6,437,694.76                    $66,060,900.97

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    September, 2009
Payment Date                                                                                                              10/15/2009
Transaction Month                                                                                                                  7

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                              END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                      $59,623,206.21             0.0769332               $0.00              0.0000000
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00              1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00              1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00              1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00              1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $2,238,723,206.21             0.7578360   $2,179,100,000.00              0.7376528

POOL INFORMATION
 Weighted Average APR                                                              6.888%                                     6.887%
 Weighted Average Remaining Term                                                    51.52                                      50.71
 Number of Receivables Outstanding                                                154,442                                    151,536
 Pool Balance                                                           $2,807,676,814.00                          $2,721,050,011.33
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,504,149,704.56                          $2,428,519,520.07
 Pool Factor                                                                    0.8060432                                  0.7811739

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $40,057,756.52
Targeted Credit Enhancement Amount                                                                                    $44,897,325.19
Yield Supplement Overcollateralization Amount                                                                        $292,530,491.26
Targeted Overcollateralization Amount                                                                                $515,037,518.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $541,950,011.33
Fixed Overcollateralization                                                                                          $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $40,057,756.52
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $40,057,756.52
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                         September, 2009
Payment Date                                                                                                   10/15/2009
Transaction Month                                                                                                       7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     499       $1,863,606.33
(Recoveries)                                                                                       50          $44,624.40
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                    $1,818,981.93
Cumulative Net Losses Last Collection                                                                       $5,824,184.40
                                                                                                            -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                            $7,643,166.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.78%

DELINQUENT RECEIVABLES:

                                                                    % OF EOP POOL    # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                       1.52%               2,057      $41,232,434.57
61-90 Days Delinquent                                                       0.18%                 215       $4,804,362.47
91-120 Days Delinquent                                                      0.08%                  92       $2,179,080.77
Over 120 Days Delinquent                                                    0.04%                  43       $1,052,192.14
                                                                            -----               -----       -------------
TOTAL DELINQUENT RECEIVABLES                                                1.81%               2,407      $49,268,069.95

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       260       $5,241,425.98
Total Repossesed Inventory                                                                        349       $7,990,316.94

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.7649%
Preceding Collection Period                                                                                       0.7191%
Current Collection Period                                                                                         0.7896%
Three Month Average                                                                                               0.7579%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1551%
Preceding Collection Period                                                                                       0.2363%
Current Collection Period                                                                                         0.2310%
Three Month Average                                                                                               0.2075%